Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2020
4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Disclosure of detailed information about labor costs [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019	2018

Wages, salaries and social security costs	1,036,211	1,274,474	1,250,783
Severance indemnities	142,458	24,637	25,225
Defined contribution plans	12,442	12,663	13,217
Pension benefits - defined benefit plans	11,097	18,207	15,390
Employee retention and long term incentive program	(413)	22,134	21,353
	1,201,795	1,352,115	1,325,968

Disclosure of information about employees [text block]
Country	2020	2019	2018
Mexico	4,501	5,370	5,595
Argentina	4,376	5,405	5,427
Italy	2,039	2,144	2,155
USA	1,596	2,255	2,382
Romania	1,552	1,815	1,852
Brazil	1,360	1,360	1,287
Colombia	746	1,040	1,082
Canada	561	772	1,030
Indonesia	521	616	554
Japan	399	400	399
Other	1,377	2,023	1,204
	19,028	23,200	22,967